Sales revenues (Details 2) $ in Millions	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 118,447
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	60,167
Later than one year [member] | Oil Products [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	58,280
Gasoline [member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	12,339
Gasoline [member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	12,161
Gasoline [member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	178
Diesel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	27,325
Diesel [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	27,325
Natural Gas [member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	46,701
Natural Gas [member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	7,715
Natural Gas [member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	38,986
Liquefied Petroleum Gas [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,120
Liquefied Petroleum Gas [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,120
Services And Others [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,347
Services And Others [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	740
Services And Others [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,607
Naphtha [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,994
Naphtha [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,497
Naphtha [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,497
Electricity 1 [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	5,448
Electricity 1 [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	529
Electricity 1 [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	4,919
Other Oil Products [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	6,769
Other Oil Products [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,013
Other Oil Products [Member] | Domestic Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	3,756
Jet Fuel [Member] | Domestic Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,335
Jet Fuel [Member] | Domestic Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	1,335
Exports [Member] | Foreign Market [Member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	8,069
Exports [Member] | Foreign Market [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	2,732
Exports [Member] | Foreign Market [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Transaction price allocated to remaining performance obligations	$ 5,337